Fair Value Measurements (Schedule of Fair Value Hierarchy for Assets and Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Trading loans, securities, and other1
Trading loans, securities, and other	$ 195,002	$ 175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,528	5,869
Derivatives
Derivatives	89,210	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,508	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	116,902	93,897
Securities purchased under reverse repurchase agreements	216,476	208,217
FINANCIAL LIABILITIES
Trading deposits	28,761	30,412
Derivatives
Derivatives	83,485	68,368
Securitization liabilities at fair value	22,396	20,319
Financial liabilities designated at fair value through profit or loss	193,925	207,914
Obligations related to securities sold short	43,553	39,515
Obligations related to securities sold under repurchase agreements	187,402	201,900
Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	195,002	175,770
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	7,528	5,869
Derivatives
Derivatives	89,210	78,061
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,508	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	116,902	93,897
Securities purchased under reverse repurchase agreements	6,950	10,488
FINANCIAL LIABILITIES
Trading deposits	28,761	30,412
Derivatives
Derivatives	83,485	68,368
Securitization liabilities at fair value	22,396	20,319
Financial liabilities designated at fair value through profit or loss	193,925	207,914
Obligations related to securities sold short	43,553	39,515
Obligations related to securities sold under repurchase agreements	8,133	9,736
Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	75,585	68,728
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,878	4,415
Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10,202	15,442
Derivatives
Derivatives	8,028	13,444
Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	65,192	51,061
Derivatives
Derivatives	58,663	40,978
Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7,985	6,231
Derivatives
Derivatives	9,220	7,998
Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	5,813	5,321
Derivatives
Derivatives	6,057	5,545
Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	4,325	2,812
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,508	6,417
Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	18	6
Derivatives
Derivatives	1,517	403
Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,203	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	141	230
Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,664	23,518
Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,270	14,466
Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,952	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,050	1,679
Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,978	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	22,529	21,270
Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	12,086	10,242
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	16,096	18,139
Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	937	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,042	2,137
Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,264	6,623
Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,972	9,446
Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,810	15,859
Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,417	1,384
United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	22,455	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	45,777	35,197
Level 1 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	106,276	82,877
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	388	391
Derivatives
Derivatives	957	661
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	4,686	1,058
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	0	0
Derivatives
Derivatives	910	706
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	0	0
Obligations related to securities sold short	14,273	1,783
Obligations related to securities sold under repurchase agreements	0	0
Level 1 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	75,466	68,682
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	1,067	1,058
Level 1 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	3	2
Derivatives
Derivatives	3	3
Level 1 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	1	47
Derivatives
Derivatives	2	30
Level 1 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	155	64
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	798	548
Derivatives
Derivatives	905	673
Level 1 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	388	391
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 1 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 1 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	21,381	13,504
Level 1 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	583	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,823	691
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	176	0
Level 1 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 1 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 1 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	3,023	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3,443	0
Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	88,692	92,855
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	5,887	4,245
Derivatives
Derivatives	88,221	77,370
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,508	6,417
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	109,408	89,477
Securities purchased under reverse repurchase agreements	6,950	10,488
FINANCIAL LIABILITIES
Trading deposits	28,377	29,907
Derivatives
Derivatives	82,310	67,441
Securitization liabilities at fair value	22,396	20,319
Financial liabilities designated at fair value through profit or loss	193,924	207,890
Obligations related to securities sold short	29,280	37,732
Obligations related to securities sold under repurchase agreements	8,133	9,736
Level 2 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	91	34
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	3	2
Level 2 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	10,188	15,440
Derivatives
Derivatives	7,933	13,283
Level 2 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	65,191	51,001
Derivatives
Derivatives	58,660	40,936
Level 2 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	7,830	6,167
Derivatives
Derivatives	9,089	7,974
Level 2 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	4,994	4,756
Derivatives
Derivatives	5,111	4,845
Level 2 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	2,684	1,188
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	6,508	6,417
Level 2 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	18	6
Derivatives
Derivatives	1,517	403
Level 2 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	3,203	3,057
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	141	230
Level 2 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	25,664	23,518
Level 2 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	889	962
Level 2 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	1	1
Level 2 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	8,369	9,722
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,050	1,679
Level 2 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	5,978	6,398
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	22,529	21,270
Level 2 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,263	9,551
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	15,920	18,139
Level 2 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	937	1,352
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,042	2,137
Level 2 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	6,260	6,611
Level 2 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	11,972	9,439
Level 2 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	14,808	15,845
Level 2 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	7,417	1,384
Level 2 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	19,432	18,861
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	42,334	35,197
Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	34	38
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,253	1,233
Derivatives
Derivatives	32	30
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,808	3,362
Securities purchased under reverse repurchase agreements	0	0
FINANCIAL LIABILITIES
Trading deposits	384	505
Derivatives
Derivatives	265	221
Securitization liabilities at fair value	0	0
Financial liabilities designated at fair value through profit or loss	1	24
Obligations related to securities sold short	0	0
Obligations related to securities sold under repurchase agreements	0	0
Level 3 of fair value hierarchy [member] | Equity securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	28	12
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	2,808	3,355
Level 3 of fair value hierarchy [member] | Interest Rate Contracts [Member] | Recurring fair value measurement [member]
Derivatives
Derivatives	11	0
Derivatives
Derivatives	92	158
Level 3 of fair value hierarchy [member] | Foreign exchange contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	13
Derivatives
Derivatives	1	12
Level 3 of fair value hierarchy [member] | Equity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	131	24
Level 3 of fair value hierarchy [member] | Commodity contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	21	17
Derivatives
Derivatives	41	27
Level 3 of fair value hierarchy [member] | Securities [member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	1,253	1,233
Financial assets designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	0	0
Level 3 of fair value hierarchy [member] | Credit contracts [member] | Recurring fair value measurement [member]
Derivatives
Derivatives	0	0
Derivatives
Derivatives	0	0
Level 3 of fair value hierarchy [member] | Loans 1 [Member] | Recurring fair value measurement [member]
Non-trading financial assets at fair value through profit or loss
Non-trading financial assets at fair value through profit or loss	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Trading Loans [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Commodities [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Retained Interest 1 [Member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Level 3 of fair value hierarchy [member] | Other OECD government-guaranteed debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian government provincial debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Government Federal Debt [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Mortgage-backed securities [member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | Canadian Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	4	12
Level 3 of fair value hierarchy [member] | Corporate and other debt [member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	7
Level 3 of fair value hierarchy [member] | Other Issuers [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	2	14
Level 3 of fair value hierarchy [member] | Assets Backed Security [Member] | Other debt securities [member] | Recurring fair value measurement [member]
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	0	0
Level 3 of fair value hierarchy [member] | United State Federal State Municipal Governments And Agencies Debt [Member] | Government and government-related securities [member] | Recurring fair value measurement [member]
Trading loans, securities, and other1
Trading loans, securities, and other	0	0
Financial assets at fair value through other comprehensive income
Financial assets at fair value through other comprehensive income	$ 0	$ 0